Lease Arrangements - Additional Information (Details)	12 Months Ended
Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Real estate and equipment lease expiration year	2036
Minimum
Lessee, Lease, Description [Line Items]
Real estate and office space leases renewal period	3 years
Maximum
Lessee, Lease, Description [Line Items]
Real estate and office space leases renewal period	10 years